Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
Note 5 — Related Party Transactions
Founder Shares
On

December
31
,
2020
, the Company issued an aggregate of
7,187,500
 founder shares to the Sponsor for an aggregate purchase price of $
25,000
, or approximately $
0.003
 per share, in cash. In
February 2021
, the Sponsor transferred an aggregate of
75,000
 founder shares to its independent directors. On February
23
,
2021
, the Company effectuated a recapitalization, and as a result, the initial shareholders held
8,625,000
 founder shares, including up to
1,125,000
 founder shares which were subject to forfeiture by the Sponsor, if the over-allotment option was not exercised by the underwriters in full. As a result of the underwriters’ full exercise of their over-allotment option on February
26
,
2021
,
none
of the Class B ordinary shares are subject to forfeiture any longer.

The initial shareholders have agreed not to transfer, assign or sell any of the founder shares (except to certain permitted transferees) until the earlier of (i) one year after the date of the completion of the initial Business Combination or earlier if, subsequent to the initial Business Combination, the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (ii) the Company consummates a subsequent liquidation, merger, capital stock exchange or other similar transaction which results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Promissory Note
On

December
31
,
2020
, the Sponsor issued to the
Company
an unsecured promissory note to borrow up to $
250,000
 to be used for a portion of the expenses of the IPO. These loans were non-interest bearing, unsecured
and were due at the earlier of June
30
,
2021
or the closing of the IPO. As of February
26
,
2021
, the Company had borrowings of $
144,890
 under the promissory note, and on February
26
,
2021
, repaid the $
144,890
 from the proceeds of the IPO.
Working Capital Loans
In
 order to fund working capital deficiencies or finance transaction costs in connection with an initial Business Combination, the Sponsor, the Company’s officers, directors or their affiliates may, but are not obligated to, loan the Company funds from time to time as may be required (the “Working Capital Loans”). If the Company completes the initial Business Combination, the Company will repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into Private Warrants at a price of $1.00 per warrant at the option of the lender. Such warrants would be identical to the Private Warrants.
On
May 25, 2022, the Company issued an unsecured promissory note (the “Working Capital Note”) in the principal amount of $500,000 to the Sponsor, which was funded in its entirety by the Sponsor upon execution of the Working Capital Note. The Working Capital Note does not bear interest and the principal balance will be payable on the earlier to occur of (i) the date on which the Company consummates its initial Business Combination and (ii) the date that the winding up of the Company is effective (such earlier date, the “Maturity Date”). In the event the Company consummates its initial Business Combination, the Sponsor has the option, on the Maturity Date, to convert all or any portion of the principal outstanding under the Working Capital Note into that number of warrants (“Working Capital Warrants”) equal to the portion of the principal amount of the Working Capital Note being converted, divided by $
1.00
, rounded up to the nearest whole number. The terms of the Working Capital Warrants, if any, would be identical to the terms of the Private Warrants, including the transfer restrictions applicable thereto. The Working Capital Note is subject to customary events of default, the occurrence of certain of which automatically triggers the unpaid principal balance of the Working Capital Note and all other sums payable with regard to the Working Capital Note becoming immediately due and payable. The issuance of the Working Capital Note was made pursuant to the exemption from registration contained in Section 4(a)(2) of the Securities Act of 1933, as amended.
As

of June 30, 2022 and December 31, 2021, the Company had $
463,261
and $
0
borrowings under the Working Capital Note, net of debt discount of $
36,739
and $
0
, respectively.
Administrative Service Fee
The
Company agreed to pay the Sponsor $10,000 per month for office space, utilities, secretarial support and administrative services. The Company began incurring these fees on February 23, 2021 and will continue to incur these fees monthly until the earlier of the completion of an initial Business Combination and the Company’s liquidation. For the three and six months ended June 30, 2022, the Company incurred $30,000 and $60,000 in such fees, respectively, of which $10,000 are included in accrued expenses in the accompanying condensed balance sheets as of June 30, 2022. For the three and six months ended June 30, 2021, the Company incurred and paid $30,000 and $50,000 in such fees, respectively.

Note 5 — Related Party Transactions
Founder Shares
On December 31, 2020, the Company issued an aggregate of 7,187,500 founder shares to the Sponsor for an aggregate purchase price of $25,000, or approximately $0.003 per share, in cash. In February 2021, the Sponsor transferred an aggregate of 75,000 founder shares to its independent directors. On February 23, 2021, the Company effectuated a recapitalization, and as a result, the initial shareholders held 8,625,000 founder shares, including up to 1,125,000 founder shares which were subject to forfeiture by the Sponsor, if the over-allotment option was not exercised by the underwriters in full. As a result of the underwriters’ full exercise of their over-allotment option on February 26, 2021, none of the Class B ordinary shares are subject to forfeiture any longer.
The initial shareholders have agreed not to transfer, assign or sell any of the founder shares (except to certain permitted transferees) until the earlier of (i) one year after the date of the completion of the initial Business Combination or earlier if, subsequent to the initial Business Combination, the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the initial Business Combination, or (ii) the Company consummates a subsequent liquidation, merger, capital share exchange or other similar transaction which results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Promissory Note
On December 31, 2020, the Sponsor issued to the Company an unsecured promissory note to borrow up to $250,000 to be used for a portion of the expenses of the IPO. These loans were non-interest bearing,
unsecured and were due at the earlier of June 30, 2021 or the closing of the IPO. As of February 26, 2021, the Company had borrowings of $144,890 under the promissory note, and on February 26, 2021, repaid the $144,890 from the proceeds of the IPO. As of December 31, 2021, the Company had no outstanding borrowings under the promissory note.
Working Capital Loans
In order to fund working capital deficiencies or finance `transaction costs in connection with an initial Business Combination, the Sponsor, the Company’s officers, directors or their affiliates may, but are not obligated to, loan the Company funds from time o time as may be required (the “Working Capital Loans”). If the Company completes the initial Business Combination, the Company will repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into Private Warrants at a price of $1.00 per warrant at the option of the lender. Such warrants would be identical to the Private Warrants. As of December 31, 2021, the Company had no borrowings under Working Capital Loans.
Administrative Service Fee
The Company agreed to pay the Sponsor $10,000 per month for office space, utilities, secretarial support and administrative services. The Company began incurring these fees on February 23, 2021 and will continue to incur these fees monthly until the earlier of the completion of an initial Business Combination and the Company’s liquidation. For the twelve months ended December 31, 2021, the Company has paid $100,000 in such fees.